ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK	3 Months Ended
Mar. 31, 2025
Additional information [abstract]
ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK

NOTE 36. ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK
36.1.    Deposit Insurance
Through Law No. 24,485 and Executive Order No. 540/95, the creation of the Deposit Insurance System was arranged, in order to cover the risk of bank deposits in addition to the privileges and protection system established in the Financial Institutions Act.
By Executive Order No. 1127/98, the National Executive Branch established the maximum coverage limit of the insurance system including demand or time deposits, either in Argentine pesos and/or foreign currency. As of April 1, 2024, this limit was established at Ps. 25,000.
Deposits made by other financial institutions are not included in this system, nor deposits made by persons directly or indirectly related to the institution, deposits of securities, acceptances or guarantees, or deposits made at a rate higher than the rate periodically established by the Argentine Central Bank. The deposits which ownership has been acquired via endorsement, financial products offering additional incentives to the interest rate, and the fixed balances from deposits and other transactions excluded, are also excluded from this system. This system has been implemented through the creation of a fund denominated “Deposit Insurance Scheme” (Fondo de Garantía de los Depósitos, FGD), administered by Seguros de Depósitos S.A. (SEDESA) and which shareholders are the Argentine Central Bank and the financial institutions in the proportion defined by SEDESA based on the contributions to the aforementioned fund.
For each entity, the monthly contribution to the Fund is 0.015% on the monthly average of all deposits comprised.
36.2    Restricted Assets
As of the indicated dates, there are restrictions on the free availability of the following assets:
Banco de Galicia y Buenos Aires S.A.U.
a)    Cash at Banks and Government Securities

Items	03.31.25	12.31.24
For Operations in A3 Mercados S.A. and BYMA	117,470,926	95,105,445
For Capacity of Repo Transactions	—	23,550,239
For Operations with Debit/Credit Cards	118,796,646	118,725,137
For Attachments	13,058	14,177
Minimum Offsetting Entry required to Operate as CNV Agents	2,239,278	2,271,049
Guarantees of the Competitiveness Program for Regional Economies (IDB - FONDEFIN)	8,397	8,516
For Other Operations (includes Deposits as Collateral from Rentals)	250,555	256,249
For Forward Purchases for Repurchase Transactions	—	211,952,156
For Surety Guarantees	154,408,926	47,128,591
b)    Escrow Accounts
Escrow accounts have been opened in the Argentine Central Bank for the operations related to the electronic clearing houses, cancellation checks and other similar operations which as of the indicated dates amounted to:

Items	03.31.25	12.31.24
Escrow Accounts	298,244,541	289,395,552
c)    Interests in Other Companies
The item “Investments in equity instruments” includes the amount of 1,222,406 non-transferable non- endorsable registered ordinary shares of Electrigal S.A., which transfer is subject to the approval of the national authorities, in accordance with the terms of the concession contract duly signed.
d)    Contribution to Risk Funds
Banco Galicia, as a protective partner in the Risk Funds of Garantizar S.G.R., Don Mario S.G.R., Movil S.G.R., Potenciar S.G.R., Bind Garantías S.G.R., and Aval Ganadero S.G.R., undertakes to maintain the contributions made to them for a period of 2 years.

Items	03.31.25	12.31.24
Fondo de Riesgo de Garantizar S.G.R.	25,751,269	22,746,344
Don Mario S.G.R.	1,743,746	2,388,521
Móvil S.G.R.	2,532,700	2,749,730
Potenciar S.G.R.	5,018,353	5,448,381
Bind Garantías S.G.R.	550,000	597,130
Aval Ganadero S.G.R.	480,000	521,132
Campo Aval S.G.R.	100,000	108,569
Argentina Ciudad S.G.R.	200,000	—
Neuquen Pymes S.G.R.	100,000	—
Banco de Galicia y Buenos Aires S.A.U.
a)    Cash at Banks and Government Securities

Items	03.31.25	12.31.24
For Operations in A3 Mercados S.A. and BYMA	121,451,961	154,329,554
For Capacity of Repo Transactions	289,526	24,420,751
For Operations with Debit/Credit Cards	44,403,009	36,975,390
For Attachments	653,265	709,127
Minimum Offsetting Entry required to Operate as CNV Agents	609,249	332,142
For Other Operations (includes Deposits as Collateral from Rentals)	144,797	153,296
For Surety Guarantees	—	124,011,157
b)    Escrow Accounts

Items	03.31.25	12.31.24
Escrow Accounts	113,383,547	119,865,239
Inviu S.A.U.

Items	03.31.25	12.31.24
Minimum Offsetting Entry required to Operate as CNV Agents	449,820	449,105
Deposits as Collateral	797,223	1,462,639
Naranja Digital Compañía Financiera S.A.U.
Escrow accounts have been opened in the Argentine Central Bank for the operations related to the electronic clearing houses, cancellation checks and other similar operations which as of the indicated date amounted to:

Items	03.31.25	12.31.24
Escrow Accounts	29,428,259	101,338,483
Tarjeta Naranja S.A.U.

Items	03.31.25	12.31.24
Guarantees related to Rental Contracts	27,787	25,665
Guarantees related to consumer transactions with credit card abroad	8,123,261	5,025,384
Galicia Asset Management S.A.U.

Items	03.31.25	12.31.24
Minimum offsetting entry required to operate as Escrow Agent for Collective Investment Products, Mutual Funds as required by the CNV(*)	814,323	817,950
(*) As of March 31, 2025, it corresponds to 17,000,000 shares of the FIMA Mix I Class “C” Fund.
GGAL Asset Management S.A. S.G.F.C.I.

Items	03.31.25	12.31.24
Minimum offsetting entry required to operate as Escrow Agent for Collective Investment Products, Mutual Funds as required by the CNV(*)	11,724,029	9,345,622
(*) As of March 31, 2025, it corresponds to 16,093,583 shares of the HF Pesos Fund. and 44,970,688 HF Pesos Plus Fund.
Galicia Securities S.A.U.

Items	03.31.25	12.31.24
For Activities in the Market	1,100,145	1,466,656
Minimum Offsetting Entry required to Operate as CNV Agents	518,400	516,789
Deposits as Collateral	298,226	311,146
Sudamericana Holding S.A.

Items	03.31.25	12.31.24
For Attachments (*)	362,343	364,293
(*) Related to lawsuits and claims related to insurance activities.
GGAL Seguros S.A. y GGAL Seguros de Retiro S.A.

Items	03.31.25	12.31.24
For Attachments (*)	321,356	329,602
Collateral deposits associated with legal proceedings	748,936	741,193
(*) Related to lawsuits and claims related to insurance activities.

Galicia Holdings US Inc.

Items	03.31.25	12.31.24
Guarantees related to Rental Contracts	149,422	—
The total assets of restricted availability for the items indicated in the aforementioned controlled companies, as of the indicated dates, is as follows:

Items	03.31.25	12.31.24
Total Restricted Availability Assets	1,063,707,279	1,405,958,101
36.3    Fiduciary Activities
a)    Trust Contracts for Purposes of Guaranteeing Compliance with Obligations:
Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A.U., as fiduciary property, amounts to be applied according to the following breakdown:

Contract date	Trustor	Balances	Maturity(*)
11.23.11	Exxon Mobil	359,352	04.19.27
09.12.14	Coop. de Trab. Portuarios	8,130	09.12.26
	Total	367,482
(*) These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.
b)    Financial Trust Contracts:
Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Contract date	Trust	Balances of Trust Funds	Maturity (*)
12.06.06	GAS I	1,120,975	12.31.25
05.14.09	GAS II	22,140,545	12.31.25
06.08.11	MILA III	139,741	12.31.25
09.01.11	MILA IV	36,358	12.31.25
	Total	23,437,619
(*) Estimated date since maturity date shall occur at the time of the distribution of all of trust assets.
36.4.    Compliance with regulations required by the National Securities Commission
(a)    Agents - Minimum Offsetting Entry Required
Banco de Galicia y Buenos Aires S.A.U.
Within the framework of the provisions of Resolution No. 622/13 of the CNV, the Bank has obtained registration in the registry kept by said body in the categories of Escrow Agent for Collective Investment Products, Mutual Funds, in the Financial Trustors’ Registry No. 54 and Comprehensive Settlement and Offsetting Agent No. 22 (ALyC and AN - INTEGRAL).
As of March 31, 2025, for the Escrow Agent for Collective Investment Products, Mutual Funds in the Financial Trustors' Registry, the required Shareholders' Equity amounts to Ps. 1,326,200, and the minimum required offsetting entry is Ps. 663,100.
In the case of ALyC and AN - INTEGRAL, said requirement amounts to Ps. 656,609, with the minimum offsetting entry required being Ps. 328,305.
The Entity integrated these requirements with Argentine Republic Bonds, Adjusted by CER, valued at amortized cost in the amount of Ps. 2,239,278, whose fair value is Ps. 1,944,000, which are held in escrow in Caja de Valores (Comitente 100100).
Banco GGAL S.A.
Considering the operations currently carried out by the Entity, and in accordance with the different categories of agents established by Resolution No. 622/13 of the CNV, the Entity registered with such Agency for the following categories of agents: “Custody Agent of Collective Investment Products of Collective Investment Mutual Funds FCI No. 2” and “Settlement and Clearing Agent - own No. 167”.
Pursuant to such Resolution, the Minimum Net Equity to operate in the above mentioned categories amounts to 470,350 Units of Purchasing Value (Unidades de Valor Adquisitivo, UVA) equivalent to Ps.656,609.
As of March 31, 2025, the Shareholders' Equity of the Bank amounts to Ps.1,553,362,689, complying with the minimum requirement set forth by the CNV. Additionally, it complies with the liquid counterparty requirement, corresponding to 50% of the amount of the minimum net worth of each of the agent categories.
The entity integrated such requirements with available assets in pesos and other currencies amounting to Ps.143,979 and assets in local instruments amounting to Ps.184,325.
Galicia Asset Management S.A.U.
In accordance with the requirements set forth in CNV Resolution No. 622/13, the minimum Shareholders' Equity required to operate as Escrow Agent for Collective Investment Products, Mutual Funds, amounts to Ps. 1,549,560 and the minimum offsetting entry amounts to Ps. 774,780.
As of March 31, 2025, the Shareholders' Equity of Galicia Asset Management S.A.U. exceeds the minimum required by said Resolution.
Galicia Asset Management S.A.U. integrated said requirement with 17,000,000 shares of Fondo FIMA MIX I Class “C,” equivalent to Ps. 814,323.
GGAL Asset Management S.A. S.G.F.C.I.
In accordance with the requirements set forth in CNV Resolution No. 622/13, the minimum Shareholders’ Equity required to operate as Escrow Agent for Collective Investment Products, Mutual Funds amounts to Ps.684,040 and the minimum offsetting entry amounts to Ps.342,020.
The Company’s Shareholders’ Equity as of March 31, 2025, exceeds the minimum required by the aforementioned Resolution.
GGAL Asset Management S.A.S.G.F.C.I. integrated said requirement with 16,093,583 shares of HF Pesos Plus Class I , equivalent to Ps. 1,295,808 and 44,970,688 HF Pesos Class I, equivalent to Ps. 10,428,220, amounting to 11,724,029.
Galicia Securities S.A.U.
Within the framework of the provisions of CNV Resolution No. 622/13, Galicia Securities S.A.U. has obtained registration in the registry in the categories “Own Settlement and Offsetting Agent (ALyC and AN Own Portfolio)” and “Placement and Distribution Agents of Mutual Funds.”
In accordance with the established requirements, the ALyC and AN Own Portfolio must have a minimum Shareholders' Equity equivalent to 470,350 Units of Purchasing Value (Unidades de Valor Adquisitivo, UVA), such semi-annual requirement amounting to Ps. 656,609 as of March 31, 2025, with the minimum offsetting entry being Ps. 328,305.
In the case of a Placement and Distribution Agents of Mutual Funds, its Shareholders' Equity must be equivalent to 163,500 UVA, such requirement amounting to Ps. 228,246, with the minimum offsetting entry required of Ps. 114,123.
As of March 31, 2025, the Shareholders' Equity of Galicia Securities S.A.U. exceeds the minimum required as per the above paragraphs.
Galicia Securities S.A.U. integrated these requirements with National Treasury Bills - S16A5.
INVIU S.A.U.
Within the framework of the provisions of CNV General Resolution No. 622/13, INVIU S.A.U.. has obtained registration in the registry in the categories “Own Settlement and Offsetting Agent (ALyC and AN Own Portfolio)” and “Placement and Distribution Agents of Mutual Funds.”
In accordance with the established requirements, the ALyC and AN Own Portfolio must have a minimum Shareholders' Equity equivalent to 470,350 Units of Purchasing Value (Unidades de Valor Adquisitivo, UVA), such semi-annual requirement amounting to Ps. 656,609 as of March 31, 2025, with the minimum offsetting entry being Ps. 328,305.
In the case of a Placement and Distribution Agents of Mutual Funds, its Shareholders' Equity must be equivalent to 163,500 UVA, such requirement amounting to Ps. 228,246, with the minimum offsetting entry required of Ps. 114,123.
As of March 31, 2025, the Shareholders' Equity of INVIU S.A.U. exceeds the minimum required established in the preceding paragraphs.
INVIU S.A.U. integrated this requirement with a demand account opened at JP Morgan Chase Bank National Association.
(b) Escrow Agent for Collective Investment Products, Mutual Funds
Banco de Galicia y Buenos Aires S.A.U.
Likewise, in compliance with Art. 7 of Chapter II, Title V of said resolution, Galicia Administradora de Fondos S.A., in its capacity as Escrow Agent for Collective Investment Products of Mutual Funds (depositary company): “Fima Acciones,” “Fima P.B. Acciones,” “Fima Renta En Pesos,” “Fima Ahorro Pesos,” “Fima Renta Plus,” “Fima Premium,” “Fima Ahorro Plus,” “Fima Capital Plus,” “Fima Abierto Pymes,” “Fima Mix I,” “Fima Mix II,” “Fima Renta Fija Internacional,” “Fima Acciones Latinoamericanas en dólares,” “Fima Sustentable ASG,” “Fima Renta Fija Dólares” and “Fima Mix Dólares,” it is hereby stated that the total quantity held in escrow as of March 31, 2025 is 113,574,991,513 shares, their cash value being Ps. 8,532,604,454, which is reflected in the account “Depositors of Securities Held in Escrow.” At the closing of the previous fiscal year, securities held in escrow amounted to the quantity of 113,964,085,065 shares and their cash value was Ps. 7,981,096,231.
The equity of the Mutual Funds is detailed below as of the indicated dates:

Investment Mutual Fund - Equity	03.31.25	12.31.24
Fima Acciones	101,400,829	127,974,646
Fima P.B. Acciones	62,653,711	71,883,330
Fima Renta En Pesos	114,149,426	129,999,535
Fima Ahorro Pesos	399,020,513	450,833,595
Fima Renta Plus	84,832,905	97,794,168
Fima Premium	6,749,579,097	6,241,955,502
Fima Ahorro Plus	361,865,513	421,021,790
Fima Capital Plus	130,560,892	155,560,676
Fima Abierto Pymes	15,883,070	13,973,412
Fima Mix I	28,378,812	30,885,545
Fima Mix II	8,290,127	9,706,919
Fima Renta Fija Internacional	4,006,985	4,390,512
Fima Sustentable ASG	4,009,122	3,587,673
Fima Acciones Latinoamericanas Dólares	473,625	428,571
Fima Renta Fija Dólares	332,246,568	70,449,895
Fima Mix Dólares	135,253,259	150,650,462
Total	8,532,604,454	7,981,096,231
Banco GGAL S.A.
Likewise, in compliance with Art. 7 of Chapter II, Title V of said resolution, Banco GGAL S.A: in its capacity as Escrow Agent for Collective Investment Products of Mutual Funds (depositary company): “HF Pesos”, “HF Pesos Plus”, “HF Infraestructura PPEReI”, “HF Renta Fija Argentina”, “HF Acciones Líderes”, “HF Retorno Total”, “HF Renta Fija Estratégica”, “HF Desarrollo Abierto Pymes”, “HF Pesos Renta Fija”, “HF Acciones Argentinas”, “HF Balanceado”, “HF Renta Dólares”, “HF Infraestructura II”, “Roble Ahorro en Dólares” y “HF Multimercado”, it is hereby stated that the total quantity held in escrow as of March 31, 2025 is 125,619,458,158 shares, their cash value being Ps. 1,453,390,344, which is reflected in the account “Depositors of Securities Held in Escrow.” At the closing of the previous fiscal year, securities held in escrow amounted to the quantity of 104,969,157,902 shares and their cash value was Ps. 1,500,173,078.

Investment Mutual Fund - Equity	03.31.25	12.31.24
HF Pesos	965,051,201	944,228,648
HF Pesos Plus	187,556,727	203,850,870
HF Infraestructura PPEReI	62,430,319	76,523,171
HF Renta Fija Argentina	31,749,400	40,633,323
HF Acciones Líderes	33,357,692	37,690,195
HF Retorno Total	29,555,351	35,283,384
HF Renta Fija Estratégica	33,379,177	33,899,689
HF Desarrollo Abierto Pymes	30,640,200	30,207,152
HF Pesos Renta Fija	19,175,721	29,958,365
HF Acciones Argentinas	21,385,911	25,171,319
HF Balanceado	21,706,396	24,838,376
HF Renta Dólares	8,392,605	9,111,408
HF Infraestructura II	8,567,640	8,314,899
Roble Ahorro en Dólares	442,004	461,159
HF Multimercado (*)	—	1,120
Total	1,453,390,344	1,500,173,078
(*) As of March 21, 2025, the fund had no quota holders or assets due to a redemption made by the only quota holder (GGAL Asset Management S.A. S.G.F.C.I.).
All the transactions detailed above are recorded in off-balance sheet items—securities held in custody.
The mutual funds detailed above have not been consolidated as the Group is not a controlling company thereof, since the depository role does not imply in this case:
•power over the trust to run material activities;
•exposure or right to variable returns;
•capacity to have influence on the amount of returns to be received for the involvement.
(c)    Documentation Safeguarding
In accordance with CNV General Resolution No. 629, the Group informs that it is in possession of supporting documentation of accounting and management operation safeguarded at AdeA (Tax ID. No. 30- 68233570-6) Plant III, located in Ruta Provincial 36 km 31.5 N° 6471 (PC 1888) Bosques, Province of Buenos Aires, legal domicile at Av. Juramento 1775, Piso 4 (1428), City of Buenos Aires.
Banco GGAL S.A. notes that it has supporting documents regarding accounting operations and management transactions which are in the custody of Iron Mountain Argentina S.A. (CUIT No. 30-68250405-2), located at different addresses: Amancio Alcorta 2482 - Autonomous City of Buenos Aires, Av. Pedro de Mendoza 2147 - Autonomous City of Buenos Aires, Azara 1245 - Autonomous City of Buenos Aires and San Miguel de Tucumán 601 Spegazzini - Province of Buenos Aires.
36.5.    ACCOUNTS THAT IDENTIFY COMPLIANCE WITH THE MINIMUM CASH
As of March 31, 2025, the balances recorded in the regulatory items are the following:
For Banco de Galicia y Buenos Aires S.A.U.:

		In currency
Item	Ps.	Thousand US$	Euros(*)
Checking Accounts held in the Argentine Central Bank	274,599,870	2,054,072	27
Special Accounts in the Argentine Central Bank	294,971,763	9,540	—
National Treasury Bonds in Argentine Pesos Computable for Minimum	227,602,302	—	—
Argentine Government Securities	1,049,666,438	—	—
Total in Concept of Integration of the Minimum Cash	1,846,840,373	2,063,612	27
(*) Stated in thousand US$.
For Banco GGAL S.A.:

		In currency
Item	Ps.	Thousand US$
Checking Accounts held in the Argentine Central Bank	78,000,000	430,990
Special Guarantee Accounts benefiting electronic clearinghouses	101,292,902	11,259
Total in Concept of Integration of the Minimum Cash	179,292,902	442,249
The determination of the minimum capital position on Banco Galicia's consolidated basis is detailed below: Balances are disclosed in accordance with the standard and currency in force in each period/fiscal year.

Items	03.31.25	12.31.24
Capital Requirement	2,125,401,375	1,982,273,229
Integration	6,321,548,558	5,240,285,104
Excess of Integration	4,196,147,183	3,258,011,875
36.6.    PENALTIES APPLIED TO BANCO DE GALICIA Y BUENOS AIRES S.A.U. AND BANCO GGAL S.A. AND SUMMARY PROCEEDINGS COMMENCED BY THE ARGENTINE CENTRAL BANK, THE FINANCIAL INFORMATION UNIT (UIF, SPANISH ACRONYM) AND THE NATIONAL SECURITIES COMMISSION (CNV, SPANISH ACRONYM).
Penalties imposed on Banco de Galicia y Buenos Aires S.A.U. existing as of March 31, 2025:
UIF Proceedings - Docket 867/13.
•Penalty notification date: June 19, 2020.
•Reason of the Penalty: alleged non-compliance with the provisions of Article 21 of the Anti-Money Laundering Law and alleged non-compliance with the provisions of UIF Resolution No. 121/11, especially with the provisions of Article 13 (Paragraph j), Article 14 (Paragraph h), Article 21 (Paragraph a), Article 23 and Article 24 (Paragraphs d and e). These objections are linked to the risk matrix and the operations monitoring system in relation to the prevention of money laundering and financing of terrorism and the alleged lack of required information.
•Amount applied and those responsible sanctioned (penalties): penalties for global amounts of Ps. 440 to the Bank and eight Directors.
•Status of the case: On September 14, 2020, the direct appeal to the penalty was filed before the National Court of Appeals for Federal Administrative Disputes of the Federal Capital, under the terms of Article 25 of Law No. 25,246, amended by Law No. 24,144; Room III was designated to issue judgment. On November 30, 2023, Room III of the National Court of Appeals for Federal Administrative Matters decided to reject the direct appeal filed, with costs awarded. On December 15, 2023, a Federal Extraordinary Appeal was filed against this last decision. On February 2, 2024, the UIF answered the direct appeal. On February 22, 2024, the Court of Appeals denied the Extraordinary Federal Appeal, also establishing the compensation for the lawyers of the UIF. On February 29, 2024, an appeal was filed against that decision before the Supreme Court of Justice of the Nation, but no decision has been rendered so far.
UIF Proceedings - Docket No. 127/18.
•Date of notification of the opening of the summary proceeding: April 18, 2022.
•Imputation of Charges: Alleged breaches in the determination of customer profile, deficiencies in the implementation of technological tools and monitoring and in the parameterization of alerts, as well as the alleged untimeliness of an STR filed and failure to file an STR of a customer; this in alleged violation of Articles 20 bis, 21 Paragraphs a) and b), and 21 bis of Law No. 25,246; and Articles 3 (Paragraph g); 21 (Paragraphs g and j); 22 (Paragraph a-); 23; 24 (Paragraphs d-, e- and f-); and 34 of UIF Resolution No. 121/2011, as amended.
•Defendants: The Bank and seven Directors.
•Status of the case: on July 1, 2022, the defense and presentation of evidence was filed together with several motions. On February 17, 2023, it was decided to proceed to the admittance of evidence, which was subsequently produced. On April 14, 2023, notice was served to present the argument on the merits of the evidence, which was presented on April 28. On December 26, 2024, due to the issuance of Resolution UIF No. 90/2024, a request was made for the defendants to be admitted to the “abbreviated procedure”, requesting the UIF to settle the charges filed. Thus, on February 3, 2025, the UIF made the settlement for the four charges involved, estimating them in the amount of Ps.9,135 for the bank and the same amount for the members of the administrative body, resulting in a total amount to be paid of Ps.18,269. The liquidation was accepted and a commitment was made to remedy noncompliance, to be reported by May 5, 2025 at the latest.
Argentine Central Bank Summary Proceeding No. 1613.
•Date of notification of the opening of the summary proceeding: August 24, 2023.
•Imputation of Charges: Alleged violation of the provisions of the Ordered Text of the rules on the “Regulation of the bank checking account”, according to Communication “A” 4971. OPASI Circular 2 - 402. Schedule. Section 7, Paragraph 7.3, Points 7.3.1.5 -in accordance with the provisions of Section 8, Points 8.2.3-, 7.3.3.2 i) and 7.3.3.2 iii) (as supplemented and amended) due to an alleged failure to ratify in court the report of loss and an inadequate report of the checks in the Information Regimes regarding two checks corresponding to a customer which were rejected due to an “Order not to pay - With funds.”
•Defendants: the Bank, three Managers and a Check Processing Leader.
•Status of the case: On September 12, 2023, a general reply was filed by all the defendants, and on September 25, 2023, additional personal replies were filed. On February 29, 2024, it was resolved to open the summary to evidence, rejecting part of it -with respect to which a reservation was formulated- and admitting the rest. After the evidence was favorably submitted, on April 12, 2024, it was resolved to close the proof period, and a ten-day transfer was granted in order to present arguments on the merits of the evidence, and the arguments was filed on April 26, 2024. On December 10, 2024 the BCRA issued the final resolution rejecting the evidence offered and imposing a warning to the defendants. An appeal against this decision was lodged with the President of the Argentine Central Bank., but there have been no further developments to date.
Argentine Central Bank Summary Proceeding No. 1620.
•Date of notification of the opening of the summary proceeding: December 18, 2023.
•Imputation of Charges: Alleged violation of the provisions of the Ordered Text of the “Minimum Standards on Internal Controls for Financial Institutions”, according to Communication “A” 6552, Circular CONAU 1 - 1289, Schedule I, Section I - Basic Concepts-, Point 1 - Internal Control, and Section IV - Design and Documentation of Controls-, Point 1 - Responsibilities in the Design and Implementation of Controls-, as supplemented and amended; and the Ordered Text of the rules on “Guidelines for Risk Management in Financial Institutions”, according to Communication “A” 5398, Circular RUNOR 1 - 1013, Schedule, Section 1 - Risk Management Processes-, Point 1.1. -Scope of the Guidelines-, Point 1.4. -General Principles-, Sub-point 1.4.3, and Section 6 -Operational Risk Management-, Point 6.1.2., as supplemented and amended, due to alleged failures in internal controls and deficiencies in the management of the financial entity between 09.02.19 and 08.05.22.
•Defendants: The Bank and nineteen officers (Directors, Syndics, Managers and Tribe Leaders).
•Status of the case: On February 2, 2024, a general reply was filed by all the defendants, and on March 7, 8 and 20, additional personal replies were filed. On April 24, 2024, it was resolved to open the summary proceeding to submit evidence, which was partially rejected -with respect to which a request to preserve the right of defense and a reversal request were filed- and the rest was admitted. On May 30, 2024, the discovery period was closed, and a ten-day notice was served in order to present arguments on the merits of the evidence, and the arguments were presented on June 13, 2024. In turn, on 7 February 2025, the allegation (and the evidence on which it is based) produced in the framework of Summary Exchange No. 7732 was presented as a new fact, with no further developments having been recorded thereafter.
Argentine Central Bank Summary Proceeding No. 7732.
•Penalty notification date: August 8, 2022.
•Imputation of Charges: Having conducted exchange transactions made by customers without the prior approval of the Argentine Central Bank in alleged violation to Article 1, paragraphs e) and f) of the Foreign Exchange Criminal Regime (as amended by Executive Order No. 480/95), which includes the regulations of points 5, 6, 9, 10, 15 and 18 of Communication “A” 6770, Communication “A” 6815, Communications “C” 43716, 49077, 50737, 52384, 52388, 57618, 62862, 66581, 66582, 67343, 70322, 81561, 82665, and 84797, as amended and supplemented.
•Responsible persons receiving penalties: General Manager, Area Managers and other officers.
•Status of the case: On February 28, 2023, the case was presented for the defense of all the defendants. The statute of limitations was raised. The defendants’ individual replies for their defense were recently filed. On August 14, 2023, the demurrer with respect to two of the defendants was rejected, and on August 17, 2023, we filed a request to preserve the right of defense with respect to this demurrer. On January 25, 2024 the BCRA rejected the plea of lack of action filed with respect to another of the individuals charged, a resolution with respect to which we filed a reservation on February 5, 2024, which was filed on April 3 of the same year. On May 29, 2024, the opening of the evidence period was ordered and the proposed measures (testimonial, informative and expert) were produced. On December 23, 2024, the proof period was ordered to close and on February 3, 2025, the pleading was presented with the merits of the evidence, without any further developments.
CNV Summary Proceeding No. 87/2024.
•Date of notification of the opening of the summary proceeding: April 30, 2024.
•Imputation of Charges: Alleged violation of Article 117, Paragraph “b”, of Law No. 26,831, as amended, Article 2°, Paragraphs “a”, “b” and “c”, Section II, Chapter III, Title XII, of the CNV Regulations (consolidated text of 2013 and amendments), and Article 59 of Law No. 19,550, based on a report prepared by the Argentine Central Bank and sent to the CNV, which indicates that it has detected a series of transactions that, affecting the volumes and prices considered, could have induced a distorted application of Communication “A” 7546 and complementary notes in the execution of put options that have the Argentine Central Bank as the acquiring party. In their report, they state that in spite of the difficulties to accurately establish the valuations of bonds with hybrid characteristics, such as dual bonds, accentuated by the low liquidity and a discontinuous distribution of the curve, the put options executed could not have been exercised at the resulting levels if there had not been transactions carried out on February 19 and 20, 2024 by the Bank and its related companies Galicia Securities S.A.U. and Inviu S.A.U. The transactions between the aforementioned companies allegedly allowed the exercise of the liquidity option (PUT) of the Dual Bond (TDE25) for NV Ps. 113 million according to Communication “A” 7546 and complementary notes, in apparent excess for an amount of Ps. 23,072,000 in relation to the amount that would have corresponded if an extrapolated price had been applied. The result generated by such transaction was registered under the line “Net Income from Financial Instruments at Fair Value through Profit or Loss” in the Statement of Income.
•Defendants: six Regular Directors and the three Regular Syndics of the Bank, three Regular Directors and the three Regular Syndics of Galicia Securities S.A.U. in office at the time of the facts, and five Regular Directors and the three Regular Syndics of INVIU S.A.U. in office at the time of the facts.
•Status of the case: During the period, the pertinent answers to the charge have been presented; on the other hand, the Argentine Central Bank debited the amount of Ps. 28,837,892 voluntarily offered by the Entity as full compensation for the alleged damage and interest, without prejudice to the defense arguments, or recognition of facts or rights, a situation that has been notified to the CNV. On November 15, 2024, the opening of the proceedings was ordered, and the measures offered are currently in the process of production.
Financial Summary No. 1631 (BCRA File No. EX2024-00152644-GDEBCRA#BCRA).
•Date of notification of the opening of the summary: October 23, 2024.
•Imputed charges: alleged management and/or internal control failures and weaknesses of the financial institution in apparent violation of the provisions in: (i) certain sections of the Consolidated Text of the "Minimum Standards on Internal Controls for Financial Entities" and its complementary and amended provisions; (ii) certain provisions of the Orderly Text of the “Norms on Guidelines for Risk Management in Financial Institutions”, as supplemented and amended; and (iii) certain provisions of the Orderly Text of the “Norms on Guidelines for Corporate Governance in Financial Institutions”, and its complementary and amended provisions. This, based on the transactions carried out between February 19, 2024 and February 21, 2024 by the Bank and its related companies Galicia Securities S.A.U. and INVIU S.A.U. with the Dual Bond (TDE25) and the subsequent execution of the liquidity option (put).
•Defendants: the Bank, seven directors, the General Manager, the former manager of the Financial Banking Area, the former manager of Trading & Global Markets, the former Trading Team Leader of the Trading & Global Markets Management and three traders of the Trading & Global Markets Management.
•Status of the case: The corresponding disclosures were presented to the bank, the directors, and the general manager in November 2024, and there have been no further developments to date.
Penalties imposed on Banco GGAL S.A. existing as of March 31, 2025:
Summary No. 4774.
▪Date of notification of the opening of the summary proceeding: October 20, 2011.
▪Imputation of Charges: Alleged non-compliance with the provisions of BCRA Communication "A" 4359 due to discrepancies in real estate purchase transactions carried out by non-residents between the amounts received by the Entity and the amounts in the deeds.
▪Defendants: Banco GGAL S.A. (formerly HSBC Bank Argentina S.A.), and 4 individuals.
▪Status of the Case: On April 6, 2017, the defendants were acquitted of all charges, and on May 18, 2017, the Court of Appeals upheld the acquittal. On July 13, 2017, the extraordinary appeal filed by the Prosecutor was granted. On October 29, 2024, the Supreme Court issued a ruling ordering the suspension of the extraordinary appeal due to the statute of limitations. Therefore, it returned the proceedings to the court of origin for review.
Summary No.1426.
▪Date of notification of the opening of the summary proceeding: February 2, 2015.
▪Imputation of Charges: The charge is for failure to comply with regulations governing the decentralization of information technology and information systems activities abroad, as well as failure to meet minimum management, implementation, and control requirements.
▪Defendants: Banco GGAL S.A. (formerly HSBC Bank Argentina S.A.), and 7 individuals.
▪Status of the Case: On July 29, 2019, a fine of Ps.945,000 was imposed against the Bank and fines were imposed on the individuals. On March 26, 2021, the Court of Appeals revoked the fines imposed on the Bank and the individuals. The BCRA filed an extraordinary appeal against this ruling, which is pending resolution before the Supreme Court of Justice of the Nation.
Summary No.7539.
▪Date of notification of the opening of the summary proceeding: March 3, 2021.
▪Imputation of Charges: The Entity is charged with alleged non-compliance with the criminal exchange regime in connection with international transfers made by customers in 2019.
▪Defendants: Banco GGAL S.A. (formerly HSBC Bank Argentina S.A.), and 3 individuals.
▪Status of the Case: On April 7, 2021, the Bank and the individuals answered to the defense. On December 9, 2024, the Court issued a judgment freely absolving the accused individuals of guilt and charges and declaring the Bank exempt from liability. The sentence is final.
Summary No.8064.
▪Date of notification of the opening of the summary proceeding: August 29, 2023.
▪Imputation of Charges: The Bank is charged with alleged noncompliance with the criminal exchange regime in connection with international transfers made in 2020 by customers.
▪Defendants: Banco GGAL S.A. (formerly HSBC Bank Argentina S.A.), and 4 individuals.
▪Status of the Case: On October 4, 2023, the Entity and individuals responded to the releases.
Summary UIF Expt. No. 174/15.
▪Imputation of Charges: The entity is accused of alleged deficiencies in the Prevention Manual, in certain files and in some specific operations of former clients.
▪Defendants: Members of the Board of Directors at the date of the events.
▪Status of the Case: On November 17, 2020, the Entity was notified of Resolution UIF 47/20 in the framework of the summary 174/15 in which a fine of Ps.550 was imposed. On December 30, 2024 the Court of Appeals confirmed the fines imposed. As of the date of these financial statements, such resolution is final.
Summary CNV No. 631/2014.
▪Imputation of Charges: The Bank is charged with alleged formal breaches in the corporate books of Financial Trust (the Bank in its capacity as trustee).
▪Defendants: Members of the Board of Directors and Syndics at the date of the events.
▪Status of the Case: On March 6, 2019, the Bank was notified of the Resolution of the CNV in the framework of the summary 631/2014 which imposes a fine of Ps.200 to be applied to the Bank. On March 11, 2021, the Court of Appeals revoked the fine and the CNV filed an extraordinary appeal against such ruling, which was rejected on August 13, 2021. CNV filed a complaint appeal before the Argentine Supreme Court of Justice. On December 17, 2020, the Entity was notified of the Resolution of the CNV in the framework of the summary 632/14 in which a fine of Ps.500 thousand was imposed to be applied to the Entity jointly and severally with the directors and trustees at the time of the facts. On December 21, 2021, the Court of Appeals confirmed the fine sanction and ordered the CNV to determine the amount since the fine that the CNV had taken as an aggravating element to sanction (fine of the summary 631/2014) was later revoked. The extraordinary appeal against the resolution of the Court of Appeals was rejected and the Entity filed on July 5, 2022 a complaint appeal before the Supreme Court of Justice of the Nation.
The Group considers that the resolution of these proceedings will not have significant impact on its equity.
36.7.    ISSUANCE OF BONDS
Debt Securities issues are detailed in Notes 17 and 19.
36.8.    RESTRICTIONS TO DISTRIBUTION OF PROFITS
According to Art. 70 of the General Companies Act, Grupo Financiero Galicia S.A. must transfer to Legal Reserve 5% of the profit for the fiscal year, until said reserve reaches 20% of the capital stock plus the balance of the Capital Adjustment account.
As regards Banco Galicia, Banco GGAL y Naranja Digital S.A.U., Argentine Central Bank regulations stipulate that 20% of the profits as per the Statement of Income at fiscal year closing must be allocated to Legal Reserve, plus (or minus) the Adjustments of the previous fiscal years and minus the accumulated loss, if any, at the closing of the previous fiscal year.
This proportion is applied regardless of the Legal Reserve to Capital Stock ratio. Whenever the Legal Reserve is used to absorb losses, profits may only be distributed again when the Reserve value reaches 20% of the Capital Stock plus the Capital Adjustment.
In accordance with the conditions established by the Argentine Central Bank, profits may only be distributed to the extent that Income is positive, after deducting the following items from the Retained Earnings, in addition to the Legal Reserve and that set forth in Bylaws, which set up be enforceable: the difference between the book value and the market value of public sector assets, and/or Argentine Central Bank's debt instruments not valued at market price, the amounts activated by deposits-related judicial causes, and the non-accounted adjustments required by the Argentine Central Bank and the external audit.
Additionally, another requirement in order to be able to distribute profits is to comply with the minimum capital technical ratio. The latter, exclusively for these purposes, will be determined by excluding the items mentioned above from asset and Retained Earnings. Likewise, the existing exemptions in terms of requirement, integration and/or minimum capital position will not be computed.
The Argentine Central Bank established that a capital conservation margin must be maintained in addition to the minimum capital requirement, equivalent to 3.5% of risk-weighted assets. Said margin must exclusively be integrated with Level 1 ordinary principal, net of deductible items. Income distribution will be limited when the level and composition of the entity's Regulatory Capital puts said distribution within the range of the capital conservation margin.
The Argentine Central Bank provided that income distribution must be performed with its prior authorization.
The Argentine Central Bank established that, from 01.01.25 until 12.31.25, the financial institutions may distribute income for up to 60% of the accumulated income, with prior authorization by said institution. In turn, said distribution may be made in 10 installments in homogeneous currency of each payment.
On May 30, 2025, the Argentine Central Bank authorized Banco Galicia the distribution of profits for a total amount of Ps.300,000,000 expressed in December 2024 currency, which were paid in full on the date of signing these condensed interim consolidated financial statements.
The Ordinary and Extraordinary General Meeting of Tarjeta Naranja S.A.U. held on March 16, 2006 resolved to set the maximum limit for the distribution of dividends at 25% of the realized and liquid earnings of each fiscal year, said restriction will remain in force as long as the Company's Shareholders' Equity is less than Ps. 300,000 (Ps. 122,320,811 in closing currency).